Portfolio of investments—December 31, 2021 (unaudited)

	Shares	Value
Common stocks: 85.73%
Consumer discretionary: 0.37%
Household durables: 0.37%
Whirlpool Corporation	20,000	$ 4,693,200
Health care: 27.04%
Biotechnology: 10.96%
AbbVie Incorporated	470,000	63,638,000
Amgen Incorporated	140,000	31,495,800
Biogen Incorporated †	10,000	2,399,200
Horizon Therapeutics plc †	212,000	22,845,120
Neurocrine Biosciences Incorporated †	105,000	8,942,850
Vertex Pharmaceuticals Incorporated †	40,000	8,784,000
		138,104,970
Health care equipment & supplies: 2.44%
Abbott Laboratories	120,000	16,888,796
Becton Dickinson & Company	55,000	13,831,400
		30,720,196
Health care providers & services: 1.87%
McKesson Corporation	95,000	23,614,150
Life sciences tools & services: 7.89%
Bio-Rad Laboratories Incorporated Class A †	15,000	11,333,550
Danaher Corporation	93,000	30,597,930
IQVIA Holdings Incorporated †	50,000	14,107,000
Thermo Fisher Scientific Incorporated	65,000	43,370,600
		99,409,080
Pharmaceuticals: 3.88%
Bristol-Myers Squibb Company	540,000	33,669,000
Merck & Company Incorporated	150,000	11,496,000
Merck KGaA ADR	70,000	3,647,000
		48,812,000
Industrials: 15.12%
Aerospace & defense: 4.30%
Curtiss-Wright Corporation	45,000	6,240,150
L3Harris Technologies Incorporated	225,000	47,979,000
		54,219,150
Electrical equipment: 1.69%
AMETEK Incorporated	145,000	21,320,800
Industrial conglomerates: 0.58%
Honeywell International Incorporated	35,000	7,297,850
Machinery: 6.29%
Crane Company	43,000	4,374,390
IDEX Corporation	80,000	18,905,600
See accompanying notes to portfolio of investments

Allspring Diversified Capital Builder Fund  |  1

Portfolio of investments—December 31, 2021 (unaudited)

	Shares	Value
Machinery (continued)
John Bean Technologies Corporation	175,000	$ 26,873,000
The Timken Company	420,000	29,101,800
		79,254,790
Professional services: 2.26%
Leidos Holdings Incorporated	320,000	28,448,000
Information technology: 31.89%
Electronic equipment, instruments & components: 5.05%
Amphenol Corporation Class A	600,000	52,476,000
Teledyne Technologies Incorporated †	25,500	11,140,695
		63,616,695
IT services: 1.23%
Akamai Technologies Incorporated †	60,000	7,022,400
MasterCard Incorporated Class A	23,500	8,444,020
		15,466,420
Semiconductors & semiconductor equipment: 17.79%
Advanced Micro Devices Incorporated †	212,000	30,506,800
Analog Devices Incorporated	45,000	7,909,650
Broadcom Incorporated	150,000	99,811,500
Microchip Technology Incorporated	330,000	28,729,800
Micron Technology Incorporated	210,000	19,561,500
NVIDIA Corporation	18,000	5,293,980
Qualcomm Incorporated	50,000	9,143,500
Texas Instruments Incorporated	25,000	4,711,750
Xilinx Incorporated	87,000	18,446,610
		224,115,090
Software: 7.82%
Adobe Incorporated †	20,000	11,341,200
ANSYS Incorporated †	30,000	12,033,600
Autodesk Incorporated †	20,000	5,623,800
Microsoft Corporation	61,000	20,515,520
Synopsys Incorporated †	133,000	49,010,500
		98,524,620
Materials: 10.69%
Chemicals: 6.32%
Celanese Corporation Series A	14,000	2,352,840
Eastman Chemical Company	160,000	19,345,600
Huntsman Corporation	525,000	18,312,000
PPG Industries Incorporated	65,000	11,208,600
The Sherwin-Williams Company	60,000	21,129,600
Tronox Holdings plc Class A	100,000	2,403,000
Westlake Chemical Corporation	50,000	4,856,500
		79,608,140
Containers & packaging: 4.37%
AptarGroup Incorporated	76,500	9,369,720
See accompanying notes to portfolio of investments

2  |  Allspring Diversified Capital Builder Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Shares	Value
Containers & packaging (continued)
Berry Global Group Incorporated †	570,000	$ 42,054,600
Sealed Air Corporation	53,000	3,575,910
		55,000,230
Utilities: 0.62%
Electric utilities: 0.53%
American Electric Power Company Incorporated	75,000	6,672,750
Multi-utilities: 0.09%
DTE Energy Company	10,000	1,195,400
Total Common stocks (Cost $642,262,272)		1,080,093,531

	Interest rate	Maturity date	Principal
Corporate bonds and notes: 10.62%
Consumer discretionary: 0.85%
Auto components: 0.85%
Tenneco Incorporated 144A	5.13%	4-15-2029	$11,000,000	10,752,500
Consumer staples: 1.15%
Food products: 0.66%
Post Holdings Incorporated 144A	4.50	9-15-2031	8,435,000	8,371,738
Household durables: 0.49%
Spectrum Brands Incorporated 144A	3.88	3-15-2031	6,200,000	6,122,500
Health care: 2.37%
Health care equipment & supplies: 0.43%
Hologic Incorporated 144A	3.25	2-15-2029	5,440,000	5,440,000
Health care providers & services: 1.55%
AMN Healthcare Incorporated 144A	4.00	4-15-2029	1,000,000	1,013,750
AMN Healthcare Incorporated 144A	4.63	10-1-2027	1,000,000	1,036,500
Catalent Pharma Solutions Incorporated 144A	3.13	2-15-2029	1,000,000	986,400
Davita Incorporated 144A	4.63	6-1-2030	13,550,000	13,871,813
Encompass Health Corporation	4.63	4-1-2031	2,500,000	2,543,750
				19,452,213
Life sciences tools & services: 0.16%
Charles River Laboratories Incorporated 144A	4.00	3-15-2031	2,000,000	2,049,220
Pharmaceuticals: 0.23%
Bausch Health Companies Incorporated 144A	5.25	2-15-2031	1,500,000	1,318,125
Organon Finance 1 LLC 144A	5.13	4-30-2031	1,500,000	1,567,020
				2,885,145
Industrials: 1.37%
Aerospace & defense: 0.32%
TransDigm Group Incorporated	4.63	1-15-2029	1,000,000	996,680
TransDigm Group Incorporated	6.38	6-15-2026	3,000,000	3,082,425
				4,079,105
See accompanying notes to portfolio of investments

Allspring Diversified Capital Builder Fund  |  3

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Commercial services & supplies: 0.26%
ACCO Brands Corporation 144A	4.25%	3-15-2029	$ 2,000,000	$ 1,985,000
Stericycle Incorporated 144A	3.88	1-15-2029	1,310,000	1,290,350
				3,275,350
Construction & engineering: 0.79%
Dycom Industries Incorporated 144A	4.50	4-15-2029	9,720,000	9,902,250
Information technology: 1.45%
Electronic equipment, instruments & components: 0.70%
TTM Technologies Incorporated 144A	4.00	3-1-2029	8,890,000	8,834,438
IT services: 0.03%
Gartner Incorporated 144A	3.63	6-15-2029	350,000	353,868
Semiconductors & semiconductor equipment: 0.40%
Synaptics Incorporated 144A«	4.00	6-15-2029	5,000,000	5,075,000
Software: 0.32%
Citrix Systems Incorporated	3.30	3-1-2030	4,000,000	4,057,852
Materials: 2.83%
Chemicals: 1.81%
Koppers Incorporated 144A	6.00	2-15-2025	8,190,000	8,333,243
Tronox Incorporated 144A	4.63	3-15-2029	5,310,000	5,303,363
Valvoline Incorporated 144A	3.63	6-15-2031	9,495,000	9,194,009
				22,830,615
Containers & packaging: 1.02%
Ball Corporation	2.88	8-15-2030	12,000,000	11,640,000
Berry Global Incorporated 144A«	4.50	2-15-2026	1,189,000	1,207,132
				12,847,132
Real estate: 0.51%
Equity REITs: 0.51%
Iron Mountain Incorporated 144A	4.50	2-15-2031	5,350,000	5,407,192
SBA Communications Corporation 144A	3.13	2-1-2029	1,000,000	960,000
				6,367,192
Utilities: 0.09%
Electric utilities: 0.09%
NRG Energy Incorporated 144A	5.25	6-15-2029	1,000,000	1,071,385
Total Corporate bonds and notes (Cost $135,248,406)				133,767,503
Yankee corporate bonds and notes: 2.17%
Health care: 1.12%
Pharmaceuticals: 1.12%
Bausch Health Companies Incorporated 144A	5.25	1-30-2030	16,000,000	14,080,000
Industrials: 0.23%
Electrical equipment: 0.23%
Sensata Technologies BV 144A	4.00	4-15-2029	2,880,000	2,941,200
See accompanying notes to portfolio of investments

4  |  Allspring Diversified Capital Builder Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Information technology: 0.40%
Technology hardware, storage & peripherals: 0.40%
Seagate HDD	3.13%	7-15-2029	$ 1,500,000	$ 1,464,743
Seagate HDD	4.09	6-1-2029	3,488,000	3,611,423
				5,076,166
Materials: 0.42%
Chemicals: 0.42%
Methanex Corporation	5.13	10-15-2027	4,000,000	4,200,000
Methanex Corporation	5.25	12-15-2029	1,000,000	1,054,520
				5,254,520
Total Yankee corporate bonds and notes (Cost $29,164,207)				27,351,886

		Yield	Shares
Short-term investments: 1.62%
Investment companies: 1.62%
Allspring Government Money Market Fund Select Class ♠∞		0.03	17,468,593	17,468,593
Securities Lending Cash Investments LLC ♠∩∞		0.07	2,879,075	2,879,075
Total Short-term investments (Cost $20,347,668)				20,347,668
Total investments in securities (Cost $827,022,553)	100.14%			1,261,560,588
Other assets and liabilities, net	(0.14)			(1,740,262)
Total net assets	100.00%			$1,259,820,326

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
See accompanying notes to portfolio of investments

Allspring Diversified Capital Builder Fund  |  5

Portfolio of investments—December 31, 2021 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$3,420,686	$47,636,853	$(33,588,946)	$0	$0	$17,468,593	17,468,593	$702
Securities Lending Cash Investments LLC	0	3,057,245	(178,170)	0	0	2,879,075	2,879,075	102#
				$0	$0	$20,347,668		$804

#	Amount shown represents income before fees and rebates.
See accompanying notes to portfolio of investments

6  |  Allspring Diversified Capital Builder Fund

Notes to portfolio of investments—December 31, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Allspring Funds Management and is subadvised by Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC. Allspring Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Allspring Funds Management are paid to Allspring Investments for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority

Allspring Diversified Capital Builder Fund  |  7

Notes to portfolio of investments—December 31, 2021 (unaudited)

to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Consumer discretionary	$4,693,200	$0	$0	$4,693,200
Health care	340,660,396	0	0	340,660,396
Industrials	190,540,590	0	0	190,540,590
Information technology	401,722,825	0	0	401,722,825
Materials	134,608,370	0	0	134,608,370
Utilities	7,868,150	0	0	7,868,150
Corporate bonds and notes	0	133,767,503	0	133,767,503
Yankee corporate bonds and notes	0	27,351,886	0	27,351,886
Short-term investments
Investment companies	20,347,668	0	0	20,347,668
Total assets	$1,100,441,199	$161,119,389	$0	$1,261,560,588
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the three months ended December 31, 2021, the Fund did not have any transfers into/out of Level 3.

8  |  Allspring Diversified Capital Builder Fund